Pension and Other Post-retirement Benefit Plans (Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Level 2 | Mutual Funds
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0
Pension Benefits
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 551.3	483.3
Total fair value of plan investments	952.7	808.2
Net payable	(17.5)	(1.2)
Total plan assets at fair value	$ 935.2	$ 807.0	$ 863.9	$ 872.5	$ 850.0
Percentage of fair value of plan investments	59.00%	59.80%
Total fair value of plan assets (%)	101.90%	100.10%
Percent net payable	(1.90%)	(0.10%)
Total plan assets percent	100.00%	100.00%
Pension Benefits | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 4.2	$ 0.7
Percentage of fair value of plan investments	0.40%	0.10%
Pension Benefits | Preferred Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 0.2	$ 1.9
Percentage of fair value of plan investments	0.00%	0.20%
Pension Benefits | U.S. Treasuries
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 145.2	$ 133.2
Percentage of fair value of plan investments	15.50%	16.50%
Pension Benefits | U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 234.8	$ 216.4
Percentage of fair value of plan investments	25.10%	26.80%
Pension Benefits | U.S. Agency Obligations and Government Sponsored Entities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 56.7	$ 27.5
Percentage of fair value of plan investments	6.10%	3.40%
Pension Benefits | Asset-Backed Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 0.8	$ 0.5
Percentage of fair value of plan investments	0.10%	0.10%
Pension Benefits | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 9.9	$ 8.3
Percentage of fair value of plan investments	1.10%	1.00%
Pension Benefits | Non-U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 45.1	$ 46.7
Percentage of fair value of plan investments	4.80%	5.80%
Pension Benefits | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 6.3	$ 4.9
Percentage of fair value of plan investments	0.70%	0.60%
Pension Benefits | Mutual Funds
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 48.2	$ 36.4
Percentage of fair value of plan investments	5.20%	4.50%
Pension Benefits | Derivatives
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ (0.1)	$ 6.8
Percentage of fair value of plan investments	0.00%	0.80%
Pension Benefits | Commingled Funds And Pooled Separate Accounts
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 358.6	$ 289.6
Percentage of fair value of plan investments	38.30%	35.90%
Pension Benefits | Private Equity / Limited Partnership
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 42.8	$ 35.3
Percentage of fair value of plan investments	4.60%	4.40%
Pension Benefits | Level 1
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 52.4	$ 37.1
Pension Benefits | Level 1 | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	4.2	0.7
Pension Benefits | Level 1 | Preferred Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | U.S. Treasuries
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | U.S. Agency Obligations and Government Sponsored Entities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | Asset-Backed Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | Non-U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 1 | Mutual Funds
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	48.2	36.4
Pension Benefits | Level 1 | Derivatives
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 2
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	498.9	446.2
Pension Benefits | Level 2 | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Pension Benefits | Level 2 | Preferred Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.2	1.9
Pension Benefits | Level 2 | U.S. Treasuries
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	145.2	133.2
Pension Benefits | Level 2 | U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	234.8	216.4
Pension Benefits | Level 2 | U.S. Agency Obligations and Government Sponsored Entities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	56.7	27.5
Pension Benefits | Level 2 | Asset-Backed Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.8	0.5
Pension Benefits | Level 2 | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	9.9	8.3
Pension Benefits | Level 2 | Non-U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	45.1	46.7
Pension Benefits | Level 2 | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	6.3	4.9
Pension Benefits | Level 2 | Mutual Funds
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0
Pension Benefits | Level 2 | Derivatives
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	(0.1)	6.8
Other post-retirement benefits
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	137.3	124.2
Total fair value of plan investments	636.9	527.5
Net payable	1.1	1.3
Total plan assets at fair value	$ 638.0	$ 528.8	$ 569.3	$ 540.5	$ 505.0
Percentage of fair value of plan investments	21.50%	23.50%
Total fair value of plan assets (%)	99.80%	99.80%
Percent net payable	0.20%	0.20%
Total plan assets percent	100.00%	100.00%
Other post-retirement benefits | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 3.4	$ 3.2
Percentage of fair value of plan investments	0.50%	0.60%
Other post-retirement benefits | U.S Agency Obligations
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 2.2	$ 1.9
Percentage of fair value of plan investments	0.30%	0.40%
Other post-retirement benefits | U.S. Treasuries
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 55.5	$ 51.2
Percentage of fair value of plan investments	8.70%	9.70%
Other post-retirement benefits | U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 56.3	$ 51.6
Percentage of fair value of plan investments	8.80%	9.80%
Other post-retirement benefits | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 5.9	$ 4.5
Percentage of fair value of plan investments	0.90%	0.80%
Other post-retirement benefits | Non-U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 11.1	$ 8.5
Percentage of fair value of plan investments	1.70%	1.60%
Other post-retirement benefits | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 2.9	$ 3.3
Percentage of fair value of plan investments	0.60%	0.60%
Other post-retirement benefits | Commingled Funds
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 499.6	$ 403.3
Percentage of fair value of plan investments	78.30%	76.30%
Other post-retirement benefits | Level 1
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 3.4	$ 3.2
Other post-retirement benefits | Level 1 | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	3.4	3.2
Other post-retirement benefits | Level 1 | U.S Agency Obligations
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 1 | U.S. Treasuries
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 1 | U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 1 | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 1 | Non-U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 1 | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 2
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	133.9	121.0
Other post-retirement benefits | Level 2 | Cash and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	0.0	0.0
Other post-retirement benefits | Level 2 | U.S Agency Obligations
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	2.2	1.9
Other post-retirement benefits | Level 2 | U.S. Treasuries
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	55.5	51.2
Other post-retirement benefits | Level 2 | U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	56.3	51.6
Other post-retirement benefits | Level 2 | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	5.9	4.5
Other post-retirement benefits | Level 2 | Non-U.S. Corporate Debt
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	11.1	8.5
Other post-retirement benefits | Level 2 | Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	$ 2.9	$ 3.3